Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Debt consisted of the following (amounts in thousands):

	Successor Company	Predecessor Company
	September 30, 2019	December 31, 2018
Successor Takeback Loan Facility, matures March 29, 2024, LIBOR plus 6.50%, subject to a LIBOR floor of 1.25%, with an effective rate of 9.2%	$822,500	$—
Successor Term Loan Facility, matures July 3, 2024, LIBOR plus 5.00%, subject to a LIBOR floor of 1.50%, with an effective rate of 7.6%	150,000	—
Successor Revolving Credit Facility, matures July 3, 2024, LIBOR plus 5.00%, subject to a LIBOR floor of 1.50%, or base rate (with a floor of 4.5%) plus 4.0%, with an effective rate of 12.7%	21,500	—
9.125% Senior Notes due April 1, 2020 with an effective interest rate of 9.1%	—	585,000
Ascent Intercompany Loan due October 1, 2020 with an effective rate of 12.5%	—	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.6%	—	1,075,250
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 7.5%	—	144,200
	$994,000	$1,816,450
Less: Current portion of long-term debt	(8,225)	(1,816,450)
Long-term debt	$985,775	$—

Long-term debt consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017
9.125% Senior Notes due April 1, 2020 with an effective rate of 9.5%	$585,000	$580,026
Promissory Note to Ascent Capital due October 1, 2020 with an effective rate of 12.5%	12,000	12,000
Term loan, matures September 30, 2022, LIBOR plus 5.50%, subject to a LIBOR floor of 1.00%, with an effective rate of 8.3%	1,075,250	1,059,598
$295 million revolving credit facility, matures September 30, 2021, LIBOR plus 4.00%, subject to a LIBOR floor of 1.00%, with an effective rate of 4.8%	144,200	66,673
	1,816,450	1,718,297
Less current portion of long-term debt	(1,816,450)	(11,000)
Long-term debt	$—	$1,707,297

Schedule of Maturities of Long-Term Debt
As of September 30, 2019, principal payments scheduled to be made on the Company’s debt obligations are as follows (amounts in thousands):

Remainder of 2019	$2,056
2020	8,225
2021	8,225
2022	8,225
2023	8,225
2024	959,044
Thereafter	—
Total debt principal payments	$994,000